Shareholder Report, Line Graph (Details) 74300184400_Putnam VT Sustainable Future Fund_Class IB_TSR Annual {Class IB} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name											Class IB
Accumulated Value	$ 24,366	$ 21,209	$ 16,502	$ 25,014	$ 23,582	$ 15,451	$ 11,884	$ 12,502	$ 11,293	$ 10,000	$ 25,013
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Putnam VT Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam VT Sustainable Future Linked Benchmark
Accumulated Value	28,768	23,560	18,718	25,544	22,660	16,712	12,337	13,402	11,840	10,000	$ 31,258
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 29,863	$ 24,457	$ 19,431	$ 26,516	$ 23,522	$ 17,348	$ 12,806	$ 13,445	$ 10,733	$ 10,000	$ 32,448